ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2021
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

34.    ADDITIONAL INFORMATION – CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting. Such investment is presented on separate condensed balance sheets of the Company as “Investments in subsidiaries “ and the Company’s shares of the profit or loss of subsidiaries are presented as “Share of (loss) / income from subsidiaries” in the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

	For the year ended December 31
	2019	2020	2021
	RMB	RMB	RMB	USD
				(note 2 (al))
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating income/(expenses)	474,214	1,227,529	(6,150,177)	(965,097)

Other income, net	8,922,475	5,063,775	1,737,212	272,606

Income/(loss) from operations	9,396,689	6,291,304	(4,412,965)	(692,491)

Convertible senior notes issuance costs	(18,646,101)	—	—	—
Share of income from subsidiaries and affiliates	911,593,940	1,015,006,438	512,872,649	80,480,910

Interest income, net	8,421,898	8,596,365	36,612,599	5,745,316
Exchange gain/(loss)	17,153,258	(73,717,931)	(14,083,811)	(2,210,057)
Change in fair value of convertible senior notes and call option	(29,257,458)	(725,791,523)	191,640,770	30,072,619
Income before income taxes	898,662,226	230,384,653	722,629,242	113,396,296
Income tax expenses	—	—	(1,611,332)	(252,853)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	898,662,226	230,384,653	721,017,910	113,143,443

Condensed balance sheets:

	December 31, 2020	December 31, 2021
	RMB	RMB	USD
			(note 2 (al))
ASSETS
Current assets:
Cash and cash equivalent	19,507,224	34,767,102	5,455,717
Due from subsidiaries	2,773,032,001	2,532,984,389	397,480,524
Due from related parties	6,098,994	3,454,360	542,064
Other current assets	650,764,989	1,560,896	244,939
Total current assets	3,449,403,208	2,572,766,747	403,723,244
Investments in subsidiaries	9,029,027,056	9,781,035,595	1,534,857,922
Due from subsidiaries – non-current	—	1,262,124,346	198,054,852
Due from related parties - non current	44,539,659	3,291,940	516,577
Call Option	756,929,181	—	—
Other non-current assets	11,180,965	—	—
Total assets	13,291,080,069	13,619,218,628	2,137,152,595

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	1,445,300,432	1,445,183,180	226,780,777
Due to related parties	2,780,831	2,500,484	392,380
Other current liabilities	11,396,726	13,375,769	2,098,950
Convertible senior notes	1,831,612,124	—	—
Total current liabilities	3,291,090,113	1,461,059,433	229,272,107
Due to related parties – non-current	12,145,682	9,641,903	1,513,025
Convertible senior notes	—	1,098,736,489	172,415,731
Total liabilities	3,303,235,795	2,569,437,825	403,200,863

Shareholders’ equity:
Ordinary shares (USD0.00002 par value, 500,000,000 shares authorized, 190,380,309 and 193,770,753 shares issued as of December 31, 2020 and December 31, 2021, respectively, 187,434,469 and 190,824,913 shares outstanding as of December 31, 2020 and December 31, 2021, respectively.)	26,052	26,491	4,157
Additional paid-in capital	5,251,244,630	5,617,922,528	881,574,636
Statutory reserves	692,008,508	700,244,270	109,883,606
Accumulated other comprehensive loss	(128,615,450)	(154,375,168)	(24,224,833)
Treasury stock, at cost; 2,945,840 ordinary shares as of December 31, 2020 and December 31, 2021	(43,169,878)	(43,169,878)	(6,774,296)
Retained earnings	4,216,350,412	4,929,132,560	773,488,462
Total shareholders’ equity	9,987,844,274	11,049,780,803	1,733,951,732

Total liabilities and shareholders’ equity	13,291,080,069	13,619,218,628	2,137,152,595

The current balances of due from subsidiaries represented loans to its subsidiaries which are expected to be collected within twelve months. Non-current balances due from subsidiaries represented loans to its subsidiaries which are not expected to be collected with twelve months.

Other current assets mainly represented options receivables.

Other non-current assets mainly represented deposit of Call options.

The balance due to subsidiaries represented cash collection on behalf of subsidiaries in relation to the Company’s disposition of downstream solar power business.

Other current liabilities represented accrual for unpaid convertible senior notes interest and professional service fees.

Condensed statements of cash flows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	USD
				(note 2 (al))
Cash flows from operating activities:
Net income	898,662,226	230,384,653	721,017,910	113,143,443
Adjustments to reconcile net income to net cash used in operating activities:
Issuance cost paid for issuance of convertible senior notes	18,646,101	—	—	—
Change in fair value of convertible senior notes	114,149,092	1,202,082,070	(327,761,941)	(51,433,001)
Change in fair value of call option	(84,891,634)	(476,290,547)	136,121,171	21,360,382
Share of income from subsidiaries	(911,593,940)	(1,015,006,438)	(512,872,649)	(80,480,910)
Guarantee income	(8,922,475)	(5,063,775)	—	—
Exchange (gain)/loss	(17,153,258)	73,717,931	14,083,811	2,210,057
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	(871,067,726)	592,424,888	6,088,026	955,346
(Increase)/decrease in other current assets	(110,110)	(9,437,209)	165,307	25,940
Decrease in other non-current assets	—	—	11,180,965	1,754,537
Decrease in due to subsidiaries	(14,890,886)	(658,106,245)	(117,252)	(18,399)
Increase in other current liabilities	1,096,958	9,772,273	1,979,043	310,555
Net cash (used in)/provided by operating activities	(876,075,652)	(55,522,399)	49,884,391	7,827,950

Cash flows from investing activities:
Cash paid for call option	(216,905,850)	—	—	—
Cash paid for loans to subsidiaries	—	—	(1,262,124,346)	(198,054,852)
Net cash used in investing activities	(216,905,850)	—	(1,262,124,346)	(198,054,852)

Cash flows from financing activities:
Proceeds from exercise of share options	38,245,122	114,758,281	10,185,136	1,598,270
Proceeds from exercise of call option	—	—	621,058,952	97,457,702
Repurchase of convertible senior notes	(68,632)	—	—	—
Proceeds from issuance of convertible senior notes	585,301,500	—	—	—
Proceeds from issuance of ordinary shares	488,950,795	—	641,065,394	100,597,150
Repurchase of shares	—	(29,294,325)	—	—
Issuance cost paid for issuance of convertible senior notes	(18,646,101)	—	—	—
Net cash provided by financing activities	1,093,782,684	85,463,956	1,272,309,482	199,653,122

Effect of foreign exchange rate changes on cash and cash equivalents	245,789	(14,991,165)	(44,809,649)	(7,031,612)

Net increase in cash and cash equivalents	1,046,971	14,950,392	15,259,878	2,394,608
Cash and cash equivalents, beginning of year	3,509,861	4,556,832	19,507,224	3,061,109

Cash and cash equivalents, end of year	4,556,832	19,507,224	34,767,102	5,455,717

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	40,338,943	9,142,819	1,169,427	183,509
Receivables related to At-The-Market offering	—	641,065,394	—	—